Investment Strategy	Dec. 31, 2025
Nuveen Life Growth Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of growth companies. For these purposes, “equity securities” include equity securities of any type, including common stocks; preferred securities; warrants to purchase common stocks and preferred securities; convertible debt securities that are either in the money or immediately convertible into common stocks or preferred securities; common and preferred securities issued by master limited partnerships and real estate investment trusts; depositary receipts; and other securities with equity characteristics. The Fund invests primarily in equity securities that Nuveen Asset Management, LLC (“Nuveen Asset Management”), the Fund’s sub-adviser, believes present the opportunity for growth. Growth companies are those that are constituents of at least one of the following indexes on the last business day of the month in which its most recent reconstitution was completed (as adjusted by changes to an index between reconstitutions): Russell 3000 Growth Index, S&P 1500 Growth Index, MSCI World IMI Growth Index. Generally, these equity securities will be those of large capitalization companies in new and emerging areas of the economy and companies with distinctive products or promising markets. Nuveen Asset Management looks for companies that it believes have the potential for strong earnings and/or sales growth, or that appear to be mispriced based on current earnings, assets or growth prospects. The Fund may invest in companies Nuveen Asset Management identifies as large, well-known, and established, particularly when Nuveen Asset Management believes that the companies offer new or innovative products, services or processes that may enhance their future earnings. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s benchmark index is the Russell 1000®Growth Index. The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk as compared to a fund that is classified as a diversified investment company.

The Fund also seeks to invest in companies expected to benefit from prospective acquisitions, reorganizations, corporate restructurings or other special situations. The Fund may invest up to 20% of its assets in foreign investments.

Nuveen Life Core Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. For these purposes, “equity securities” include equity securities of any type, including common stocks; preferred securities; warrants to purchase common stocks and preferred securities; convertible debt securities that are either in the money or immediately convertible into common stocks or preferred securities; common and preferred securities issued by master limited partnerships and real estate investment trusts; depositary receipts; and other securities with equity characteristics. In seeking a favorable long-term total return, the Fund will invest in securities which the Fund’s sub-adviser, Nuveen Asset Management, LLC (“Nuveen Asset Management”), believes have the potential for capital appreciation, dividend income, or both. The Fund focuses on large-cap securities that Nuveen Asset Management believes to be attractively valued, show the potential to appreciate faster than the rest of the market and return cash to shareholders in the form of dividends, stock buy-backs or both. Nuveen Asset Management seeks to construct a portfolio whose weighted average market capitalization is similar to the Fund’s benchmark index, the Standard & Poor’s 500® Index (the “S&P 500 Index”). For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Nuveen Asset Management generally looks for companies that it believes are leaders in their respective industries, with sustainable competitive advantages. Nuveen Asset Management also looks for companies that it believes have management teams that are dedicated to creating shareholder value. The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk as compared to a fund that is classified as a diversified investment company. The Fund may invest up to 20% of its assets in foreign issuers when Nuveen Asset Management believes these issuers offer more attractive investment opportunities. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies.

Nuveen Life International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of foreign issuers. For these purposes, “equity securities” include equity securities of any type, including common stocks; preferred securities; warrants to purchase common stocks and preferred securities; convertible debt securities that are either in the money or immediately convertible into common stocks or preferred securities; common and preferred securities issued by master limited partnerships and real estate investment trusts; depositary receipts; and other securities with equity characteristics. The Fund has a policy of maintaining investments of equity securities of foreign issuers in at least three countries other than the United States. The Fund’s sub-adviser, Nuveen Asset Management, LLC (“Nuveen Asset Management”), selects individual stocks, and lets the Fund’s country and regional asset allocations evolve from their stock selection. The Fund may invest in emerging markets to varying degrees, depending on the prevalence of stock specific opportunities. The Fund may invest in companies of all sizes, including smaller, lesser-known companies where Nuveen Asset Management believes it has some unique insights into the company. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Nuveen Asset Management typically invests in companies that can demonstrate an ability to generate free cash flow and strong market share. In addition, Nuveen Asset Management looks for companies with performance oriented management that focuses on growth through innovation, sustainable earnings growth and shareholder returns. Nuveen Asset Management will typically invest in these types of companies when Nuveen Asset Management believes that their stock prices do not fully reflect the stock’s potential value, based on current earnings, assets and long-term growth prospects.

The Fund is actively managed; however, Nuveen Asset Management regularly reviews the Fund’s sector and country exposure against the Fund’s benchmark index, the MSCI EAFE® (Europe, Australasia, Far East) Index (the “MSCI EAFE Index”), to seek to control risk.

The Fund may purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies.

Nuveen Life Large Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies. The Fund invests primarily in equity securities of large domestic companies, as defined by the Fund’s benchmark index, the Russell 1000® Value Index, that the Fund’s sub-adviser, Nuveen Asset Management, LLC (“Nuveen Asset Management”), believes appear undervalued by the market based on an evaluation of their potential worth. Large-capitalization companies are those that have market capitalizations within the range of the companies in the Russell 1000® Index. The market capitalization range is determined based on the companies in the index as of the last business day of the month in which the index was most recently reconstituted and may be updated to reflect any changes to the index composition and the market capitalization of companies in the index. Value companies are those that are constituents of at least one of the following indexes on the last business day of the month in which its most recent reconstitution was completed (as adjusted by changes to an index between reconstitutions): Russell 3000®Value Index, S&P Composite 1500®Value Index, MSCI World IMI Value Index.

Nuveen Asset Management uses a variety of comparative valuation criteria to determine whether shares of a particular company might be undervalued,

including analyses of historical valuations of the same security; valuations of comparable securities in the same sector or the overall market; various financial ratios such as stock price-to-book value, stock price-to-earnings, and dividend yield; and free cash flow generated by the company. Nuveen Asset Management generally focuses on companies with normalized earnings and high operating leverage, which may cause the Fund to be more volatile in down markets than other large-cap value funds that have more defensive investment strategies.

The Fund may invest up to 20% of its assets in foreign investments. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies.

Nuveen Life Real Estate Securities Select Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in the securities of companies that are principally engaged in or related to the real estate industry (“real estate securities”), including those that own significant real estate assets, such as real estate investment trusts (“REITs”). The Fund will invest primarily in equity securities of such companies. The Fund is actively managed using a research-oriented process with a focus on cash flows, asset values and Nuveen Asset Management, LLC’s (“Nuveen Asset Management”) belief in management’s ability to increase shareholder value. The Fund does not invest directly in real estate. The Fund concentrates its investments in the real estate industry. From time to time, the Fund may also invest in debt securities of companies principally engaged in or related to the real estate industry. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

An issuer is principally “engaged in” or principally “related to” the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. The Fund typically invests in securities issued by equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), real estate brokers and developers, homebuilders, companies that manage real estate and companies that own substantial amounts of real estate. Businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that make or service mortgage loans.

The Fund also may invest up to 15% of its assets in real estate securities of foreign issuers and up to 20% of its assets in equity (including preferred stock) and debt securities of issuers that are not engaged in or related to the real estate industry. The benchmark index for the Fund is the FTSE Nareit All Equity REITs Index.

Nuveen Life Small Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in small-cap equity securities. For these purposes, “equity securities” include equity securities of any type, including common stocks; preferred securities; warrants to purchase common stocks and preferred securities; convertible debt securities that are either in the money or immediately convertible into common stocks or preferred securities; common and preferred securities issued by master limited partnerships and real estate investment trusts; depositary receipts; and other securities with equity characteristics. In seeking a favorable long-term total return, the Fund will invest in securities that the Fund’s sub-adviser, Nuveen Asset Management, LLC (“Nuveen Asset Management”), believes have favorable prospects for significant long-term capital appreciation potential. A “small-cap” equity security is a security within the capitalization range of the companies included in the Fund’s benchmark index, the Russell 2000® Index. The market capitalization range is determined based on the companies in the index as of the last business day of the month in which the index was most recently reconstituted and may be updated to reflect any changes to the index composition and the market capitalization of companies in the index. The Fund invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations. For purposes of the 80%

investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund seeks to add incremental return over its stated benchmark index, while also managing the relative risk of the Fund versus its benchmark index. Nuveen Asset Management uses proprietary quantitative models, or models utilizing econometric and mathematical techniques, based on financial and investment theories to evaluate and score a broad universe of stocks in which the Fund invests. These models typically weigh many different variables, including the valuation of the individual stock versus the market or its peers, future earnings and sustainable growth prospects, and the price and volume trends of the stock. The score is used to form the portfolio and the following additional inputs may also be considered: weightings of the stock and its corresponding sector in the benchmark, correlations between the performance of the stocks in the universe, and trading costs. The Fund may purchase foreign securities and securities issued in connection with reorganizations and other special situations.

The overall goal is to build a portfolio of stocks that generate a favorable long-term total return, while also managing the relative risk of the Fund versus its benchmark index. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s strategy is based upon Nuveen Asset Management’s understanding of the interplay of market factors and does not assure the Fund will perform as intended. The markets or the prices of individual securities may be affected by factors not taken into account in Nuveen Asset Management’s analysis.

Nuveen Life Large Cap Responsible Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities that meet the Fund’s ESG criteria. For these purposes, “equity securities” include equity securities of any type, including common stocks; preferred securities; warrants to purchase common stocks and preferred securities; convertible debt securities that are either in the money or immediately convertible into common stocks or preferred securities; common and preferred securities issued by master limited partnerships and real estate investment trusts; depositary receipts; and other securities with equity characteristics. The Fund attempts to achieve the return of the U.S. stock market as represented by its benchmark, the S&P 500® Index, while taking into consideration certain ESG criteria, which include criteria relating to carbon intensity and fossil fuel reserves. See “Additional information about the Fund’s benchmark index” in the non-summary portion of the Prospectus for more information about the Fund’s benchmark. For purposes of the 80% investment policy, “large-cap” securities are equity securities that have a market capitalization within the range of companies included in the S&P 500 Index and “assets” means net assets, plus the amount of any borrowings for investment purposes. The market capitalization range is determined based on the companies in the index as of the last business day of the month in which the index was most recently rebalanced and may be updated to reflect any changes to the index composition and the market capitalization of companies in the index.

When selecting investments for the Fund, Nuveen Asset Management, LLC (“Nuveen Asset Management”), the Fund’s sub-adviser, considers certain ESG criteria. The ESG criteria are generally implemented based on data provided by independent research vendor(s). The evaluation process favors companies with leadership in ESG performance relative to their peers. Typically, environmental assessment categories include climate change, natural resource use, waste management and environmental opportunities. Social evaluation categories include human capital, product safety and social opportunities. Governance assessment categories include corporate governance, business ethics and government and public policy. How well companies adhere to international norms and principles and involvement in major ESG controversies (examples of which may relate to the environment, customers, human rights and community, labor rights and supply chain, and governance) are other considerations.

The ESG evaluation process is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more or less relative weight compared to the broader range of potential assessment categories. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. The Fund will not generally invest in companies significantly involved in certain business activities, including but not limited to the production of alcohol, tobacco, military weapons, firearms, thermal coal, adult entertainment, arctic oil and gas, oil sands extraction, for-profit prisons and gambling products and services.

In addition to the overall ESG performance evaluation, the Fund favors companies that (1) demonstrate leadership in managing and mitigating their current carbon intensity and (2) do not have evidence of fossil fuel reserves ownership, regardless of industry. The determination of leadership criteria takes into consideration company carbon intensity in relative terms (e.g., tons of carbon emitted per unit of economic output such as sales). Reserves are fossil fuel deposits that have not yet been extracted. Evidence of fossil fuel reserves ownership includes company disclosure and statements regarding ownership.

After the ESG evaluation process is conducted, Nuveen Asset Management then uses quantitative investment techniques to attempt to closely match, to the extent practicable, the overall risk characteristics of the benchmark index. Under these quantitative investment techniques, the Fund uses a risk model to evaluate the stocks in which the Fund may invest and to inform the construction of a broadly diversified group of stocks.

While Nuveen Asset Management generally invests in companies that meet the ESG criteria, it is not required to invest in every company that meets these criteria. In addition, concerns with respect to one ESG assessment category may not automatically eliminate an issuer from being considered an eligible Fund investment. The ESG criteria the Fund takes into consideration are non-fundamental investment policies and may be changed without the approval of the Fund’s shareholders.

Investing on the basis of ESG criteria is qualitative and subjective by nature. There can be no assurance that every Fund investment will meet ESG criteria, or will do so at all times, or that the ESG criteria or any judgment exercised by Nuveen Asset Management will reflect the beliefs or values of any particular investor.

The Fund is not restricted from investing in any securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may also invest in securities issued by other countries or their agencies or instrumentalities as approved by the Board of Trustees. The Fund may invest up to 15% of its assets in foreign investments.

Nuveen Life Stock Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of its benchmark index, the Russell 3000® Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market. The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities its sub-adviser, Nuveen Asset Management, LLC (“Nuveen Asset Management”), has selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund’s ability to match the returns of the Russell 3000 Index is negatively affected by the costs of buying and selling securities as well as the Fund’s fees and other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team of Nuveen Asset Management will attempt to build a portfolio that generally matches the market weighted investment characteristics of the Fund’s benchmark index.

The Fund is classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the Russell 3000 Index, which the Fund seeks to track.

Nuveen Life Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds, mortgage-backed and other asset-backed securities, convertible and preferred securities, senior loans and loan participations and assignments and notes. The Fund may also invest in other fixed-income securities, including those of non-investment-grade quality (usually called “high-yield” or “junk bonds”). Securities of non-investment-grade quality are speculative in nature. The Fund does not rely exclusively on rating agencies when making investment decisions. Instead, the Fund’s sub-adviser, Nuveen Asset Management, LLC (“Nuveen Asset Management”), performs its own credit analysis, paying particular attention to economic trends and other market events. The Fund may also invest in securities having a variable or floating interest rate. Individual securities or sectors may be overweighted or underweighted relative to the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index, when Nuveen Asset Management believes that such overweight or underweight may cause the Fund to outperform the index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may invest in fixed-income securities of any duration. As of December 31, 2025, the duration of the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index, was 5.98 years.

The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Fund may use an investment strategy called “mortgage rolls” (also referred to as “dollar rolls”), in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. If such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will enhance the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. Realizing benefits from the use of mortgage rolls depends upon the ability of Nuveen Asset Management to correctly predict mortgage prepayments and interest rates.

The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies. The Fund may also invest in foreign securities, including emerging markets fixed-income securities and non-dollar-denominated instruments. Under most circumstances, the Fund’s investments in fixed-income securities of foreign issuers constitute less than 25% of the Fund’s assets.

Nuveen Life Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The Fund is a “fund of funds” that is permitted to invest in shares of other Nuveen Life Funds, in Class R6 shares of Nuveen mutual funds and potentially in other affiliated or unaffiliated investment pools or investment products, including other funds advised by the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), the Fund’s sub-adviser, Nuveen Asset Management, LLC (“Nuveen Asset Management”), or their affiliates (collectively, the “Underlying Funds”). The Fund is designed for investors seeking long-term total return, consisting of capital appreciation and current income, through a relatively stable asset allocation strategy targeting a moderate risk-return profile. Nuveen Asset Management generally seeks to meet the Fund’s investment objective by investing: (1) approximately 50% of the Fund’s assets in equity Underlying Funds and (2) approximately 50% of the Fund’s assets in fixed-income Underlying Funds. The Fund may deviate from these target allocations by up to ten percentage points depending upon current market conditions and outlook.

The Underlying Funds’ allocation targets generally represent targets for investments in equity and fixed-income asset classes. Within the equity and fixed-income asset classes, Nuveen Asset Management allocates the Fund’s investments to particular market sectors (which may include U.S. equity, international equity and fixed-income) represented by various Underlying Funds. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the domestic and foreign equity markets, as well as overall financial and economic conditions. The Fund may sometimes be more heavily weighted toward equities or fixed-income than the target allocations, if the portfolio managers believe market conditions warrant. For example, the Fund may increase its holdings in fixed-income Underlying Funds in periods when the portfolio managers believe the equity markets will decline. The market sector allocations and Underlying Fund allocations may also be changed over time by the portfolio managers, including the addition and removal of market sectors and Underlying Funds in which the Fund invests in light of the Fund’s desired level of risk and potential return at a particular time as evaluated by the portfolio managers based on a mix of qualitative and quantitative factors. The portfolio managers may also opportunistically purchase other Nuveen Life Funds, Nuveen mutual funds or other investment pools or investment products, based on the portfolio managers’ evaluation of the market sectors and/or Underlying Funds, without prior notice to shareholders.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of various sizes and market capitalizations and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s proposed asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below. These allocations may change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
Equity	50.05%	U.S. Equity	39.92%	• Nuveen Life Core Equity	9.96%
				• Nuveen Life Growth Equity	9.40%
				• Nuveen Life Large Cap Value	8.60%
				• Nuveen Life Stock Index	7.98%
				• Nuveen Life Real Estate Securities Select	1.99%
				• Nuveen Life Small Cap Equity	1.99%
		International Equity	10.13%	• Nuveen Life International Equity	10.13%
Fixed-Income	49.95%	Fixed-Income	49.95%	• Nuveen Life Core Bond	49.95%

Total	100.00%	100.00%	100.00%

Nuveen Life Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The Fund is a “government money market fund,” as defined in the applicable rules governing money market funds, and as such invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully by cash or U.S. Government securities. These investments include (1) securities issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities and (2) repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. Short-term, U.S. Government securities generally pay interest that is among the lowest for income-paying securities. Because of this, the yield on the Fund will likely be lower than the yields on funds that invest in longer-term or lower-quality securities. The Fund’s investments may include securities having a variable or floating interest rate.

Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s investments will be made in accordance with the applicable rules governing the quality, maturity and diversification of securities and other instruments held by money market funds. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and invests in debt obligations with a remaining maturity of 397 days or less.

Nuveen Asset Management, LLC (“Nuveen Asset Management”), the Fund’s sub-adviser, limits the Fund’s investments to U.S. Government securities or securities that present minimal credit risks to the Fund and are of eligible quality.

A government money market fund is not required to impose liquidity fees, and the Fund does not currently intend to impose such fees. However, the Fund’s Board of Trustees of the Trust (“Board of Trustees”) could elect to subject the Fund to such fees in the future.

The above list of investments is not exclusive and the Fund may make other investments consistent with its investment objective and policies.